COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Mar. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 1,296
2020	1,196
2021 and thereafter
Operating leases requiring minimum lease payments	$ 2,492